SCHEDULE OF SECURED SHORT-TERM LOAN BALANCES (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Total	[1]	$ 1,471,130	$ 2,144,025
Bank Loan One [Member]
Short-Term Debt [Line Items]
Total		1,471,130	1,429,350
Bank Loan Two [Member]
Short-Term Debt [Line Items]
Total			$ 714,675

[1]	Detailed information of secured short-term loan balances as of June 30, 2026 and December 31, 2025 were as follows: